Events After the Reporting Period	12 Months Ended
Dec. 31, 2024
Events After the Reporting Period
Events After the Reporting Period

(G.8) Events After the Reporting Period

Organizational Changes

In January 2025, SAP announced the following organizational changes, among others:

–	The Supervisory Board had extended Thomas Saueressig’s Executive Board contract for another three years until the end of October 2028.
–	Effective February 1, 2025, the Supervisory Board had appointed Sebastian Steinhaeuser to the Executive Board in the role of Chief Operating Officer.
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Effective February 1, 2025, the Executive Board had established an Extended Board, comprised of senior leaders from key functions supporting the Executive Board with advisory, coordination, and decision preparation.

Operating Segments

As result of the organizational changes in the first quarter of 2025, SAP is currently assessing a separate operating segment for the services function within the Customer Services & Delivery (CS&D) Board area, led by Thomas Saueressig.